Collaboration Agreement	3 Months Ended	12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023
Collaboration Agreement [Abstract]
Collaboration Agreement

Note 9 — Collaboration Agreement

On October 29, 2021, Eureka, entered into a Collaboration Agreement with Imugene Ltd, a clinical stage immune-oncology company to evaluate Imugene’s CF33-CD19t, its oncolytic virus onCARlytics technology in combination with Eureka’s CD19 ARTEMIS T-cell therapy for the treatment of solid tumors.

On June 28, 2022, as part of the Separation, Eureka contributed and assigned the Collaboration Agreement to Estrella. Pursuant to the Collaboration Agreement, Estrella and Imugene have each granted to the other a royalty free, non-exclusive, worldwide license, with the right to grant and authorize sublicenses, to their respective technologies to conduct the research activities each is responsible for performing under the research plan set forth in the Collaboration Agreement. The research plan is required to be reviewed no less frequently than every six to eight months by a joint steering committee comprised of participants from each of Estrella and Imugene.

Allocation of Costs, unless otherwise agreed by the Parties in connection with a given Research Plan and associated Research Budget:

(a)     Eureka Costs:    Eureka will be responsible for all FTE and other internal costs incurred in the performance of all Eureka Research Activities, as defined in the Collaboration Agreement;

(b)    Imugene Costs:    Imugene will be responsible for all FTE and other internal costs incurred in the performance of all Imugene Research Activities, as defined in the Collaboration Agreement; and

(c)     Joint Costs:    Eureka and Imugene will share equally (50:50) the out-of-pocket costs set forth in the applicable Research Budget plus Allowable Overruns, as defined in the Collaboration Agreement. If either Party incurs out-of-pocket costs in excess of the amount budgeted therefor in the applicable Research Budget plus Allowable Overruns, then the other Party will not be responsible for its 50% share to the extent in excess of such budgeted amount plus Allowable Overruns, unless the joint steering committee (“JSC”) approves such excess costs (either before or after such costs have been incurred).

The Company and Eureka recorded the costs associated with the Collaboration Agreement as research and development expenses in the amount of $29,498 and $24,186, for the three months ended September 30, 2023 and 2022, respectively.

On May 15, 2023, Estrella assigned a cost reimbursement receivable of $27,169 from Imugene under the Collaboration Agreement to Eureka. There was no impact on Estrella’s statements of operations.

Note 5 — Collaboration Agreement

On October 29, 2021, the Company’s parent, Eureka, entered into a Collaboration Agreement with Imugene Ltd, a clinical stage immune-oncology company to evaluate Imugene’s CF33-CD19t, its oncolytic virus onCARlytics technology in combination with Eureka’s CD19 ARTEMIS T-cell therapy for the treatment of solid tumors.

On June 28, 2022, as part of the Separation, Eureka contributed and assigned the Collaboration Agreement to the Company. Pursuant to the Collaboration Agreement, the Company and Imugene have each granted to the other a royalty free, non-exclusive, worldwide license, with the right to grant and authorize sublicenses, to their respective technologies to conduct the research activities each is responsible for performing under the research plan set forth in the Collaboration Agreement. The research plan is required to be reviewed no less frequently than every six to eight months by a joint steering committee comprised of participants from each of Estrella and Imugene.

Allocation of Costs, unless otherwise agreed by the Parties in connection with a given Research Plan and associated Research Budget:

(a)     Eureka Costs:    Eureka will be responsible for all FTE and other internal costs incurred in the performance of all Eureka Research Activities, as defined in the Collaboration Agreement;

(b)    Imugene Costs:    Imugene will be responsible for all FTE and other internal costs incurred in the performance of all Imugene Research Activities, as defined in the Collaboration Agreement; and

(c)     Joint Costs:    Eureka and Imugene will share equally (50:50) the out-of-pocket costs set forth in the applicable Research Budget plus Allowable Overruns, as defined in the Collaboration Agreement. If either Party incurs out-of-pocket costs in excess of the amount budgeted therefor in the applicable Research Budget plus Allowable Overruns, then the other Party will not be responsible for its 50% share to the extent in excess of such budgeted amount plus Allowable Overruns, unless the joint steering committee (“JSC”) approves such excess costs (either before or after such costs have been incurred).

The Company and Eureka recorded the costs associated with the Collaboration Agreement as research and development expenses in the amount of $24,186 for the year ended June 30, 2023 and $4,780, and $28,921 for the period from July 1, 2021 through March 29, 2022 (predecessor), and for the period from March 30, 2022 (inception) through June 30, 2022, respectively.